UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2008

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Century Companies, Inc.
Address: 4500 Main

         Kansas City, MO  64111

13F File Number:  28-11918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles A. Etherington
Title:     Vice President
Phone:     816-531-5575

Signature, Place, and Date of Signing:

     /s/Charles A. Etherington     Kansas City, MO     August 27, 2008


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-00290                      Northern Trust Investments, N.A.
       28-00694                      JPMorgan Chase & Co.
       28-00734                      Templeton Investment Counsel LLC
       28-10206                      Mason Street Advisors, LLC
       28-10297                      SEI Trust Co.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     3

Form13F Information Table Value Total:     $247,918 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-01091                      American Century Investment Management, Inc.
     28-11913                      American Century Global Investment Management
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION INC NEW             COM NEW          004930202   230082  6753218 SH       DEFINED (1)           6351918   401300        0
APPLERA CORP                   COM AP BIO GRP   038020103      402    11998 SH       DEFINED (1)             11810      188        0
DOUBLE HULL TANKERS INC        COM              Y21110104    17434  1738200 SH       DEFINED (1)           1639900    98300        0